SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Schedule of Black Scholes option-pricing model with assumptions used
	Year Ended
	December 31, 2021	December 31, 2020
Expected term (years)	5 years – 6 years	0.46 years
Risk-free interest rate	0.3% – 1.2%	(0.7)% – 0.2%
Expected volatility	54% – 58%	58%
Expected dividend yield	0%	0%

Summary of non-vested share option activity under the share option plans

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2022	1,953,882	$1.72323	9.31	$1.12355
Exercised	—	—
Cancelled	—	—
Forfeited	(16,500)	2.00000
Granted	—	—
Options outstanding at June 30, 2022	1,937,382	$1.72087	8.81	$1.12553
Options exercisable at June 30, 2022	708,624	$1.23685	8.71		$541
Vested and expected to vest after June 30, 2022	1,937,382	$1.72087	8.81		$541

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2020	160,317	1.18311	7.31	8.57245
Exercised	—	—
Cancelled	(86,967)	0.65226
Forfeited	(90,729)	1.25578
Granted	1,828,128	0.05051
Options outstanding at December 31, 2020	1,810,749	$0.06143	9.70	$3.46867	$
Exercised	(1,424,622)	0.01447
Cancelled	(405,936)	0.06452
Forfeited	(136,221)	0.00100
Granted	2,109,912	1.68113
Options outstanding at December 31, 2021	1,953,882	$1.72323	9.31	$1.12355	$465
Options exercisable at December 31, 2021	336,556	$0.39318	9.15		$465
Vested and expected to vest after December 31, 2021	1,953,882	$1.72323	9.31		$465

Schedule of stock-based compensation

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$38	$24	$78	$2,931
Selling, general and administrative	59	51	117	3,164
Total	$97	$75	$195	$6,095

	For the Year Ended December 31,
	2021	2020
Research and development	$2,982	$—
Selling, general and administrative	3,214	—
Total	$6,196	$—